Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
26.	Other Liabilities:

As of December 31, 2023 and 2022, this item is composed as follows:

	2023	2022
	MCh$	MCh$

Accounts payable to third parties	336,944	379,540
Creditors for intermediation of financial instruments	252,038	131,106
Liability for income from usual activities from contracts with customers	43,877	59,258
Agreed dividends payable	12,075	8,005
Securities to be settled	10,347	27,198
VAT debit	9,286	4,744
Outstanding transactions	1,644	1,208
Other cash guarantees received	456	475
Other liabilities	30,304	32,725
Total	696,971	644,259